Portfolio of Investments
Variable Portfolio – U.S. Flexible Conservative Growth Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 32.2%
	Shares	Value ($)
U.S. Large Cap 32.2%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	244,298	14,662,735
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares(a),(b)	1,076,849	29,376,452
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	578,687	14,490,321
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	323,834	14,766,838
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	279,903	15,053,178
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	651,557	14,523,203
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	1,202,142	29,200,040
Total		132,072,767
Total Equity Funds (Cost $101,954,463)		132,072,767

Exchange-Traded Fixed Income Funds 9.1%

Investment Grade 9.1%
iShares Core U.S. Aggregate Bond ETF	22,610	2,669,337
iShares iBoxx $ Investment Grade Corporate Bond ETF	124,527	16,775,032
Vanguard Intermediate-Term Corporate Bond ETF	185,000	17,723,000
Total		37,167,369
Total Exchange-Traded Fixed Income Funds (Cost $34,968,400)		37,167,369

Fixed Income Funds 40.0%

High Yield 2.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	1,306,206	9,522,239
Investment Grade 37.7%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	2,917,581	32,589,373
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	967,425	9,577,508
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	640,919	7,793,575
Fixed Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	894,107	9,593,772
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	2,757,278	31,515,688
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	2,687,645	30,531,648
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	425,907	4,382,584
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	2,437,275	28,272,392
Total		154,256,540
Total Fixed Income Funds (Cost $156,099,605)		163,778,779

Residential Mortgage-Backed Securities - Agency 23.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/19/2035	2.500%	22,332,500	23,320,015
10/19/2035- 10/14/2050	3.000%	45,214,000	47,394,806
10/14/2050	3.500%	24,067,500	25,375,230
Total Residential Mortgage-Backed Securities - Agency (Cost $96,308,621)			96,090,051

Options Purchased Puts 0.5%
Value ($)
(Cost $2,439,857)	2,081,910

Money Market Funds 16.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(a),(d)	69,378,723	69,371,785
Total Money Market Funds (Cost $69,370,447)		69,371,785
Total Investments in Securities (Cost: $461,141,393)		500,562,661
Other Assets & Liabilities, Net		(90,769,209)
Net Assets		409,793,452
At September 30, 2020, securities and/or cash totaling $5,570,043 were pledged as collateral.
Variable Portfolio – U.S. Flexible Conservative Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, September 30, 2020 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	47	12/2020	USD	7,877,200	50,996	—
U.S. Long Bond	90	12/2020	USD	15,865,313	—	(149,942)
U.S. Treasury 10-Year Note	141	12/2020	USD	19,673,906	9,632	—
U.S. Treasury 2-Year Note	36	12/2020	USD	7,954,594	1,619	—
U.S. Treasury 5-Year Note	153	12/2020	USD	19,282,781	8,055	—
U.S. Ultra Treasury Bond	35	12/2020	USD	7,763,438	—	(119,297)
Total					70,302	(269,239)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(248)	12/2020	USD	(41,564,800)	—	(272,175)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	22,868,400	68	2,600.00	12/17/2021	1,125,973	951,660
S&P 500 Index	JPMorgan	USD	16,142,400	48	2,500.00	12/17/2021	809,649	578,400
S&P 500 Index	JPMorgan	USD	10,089,000	30	2,800.00	12/17/2021	504,235	551,850
Total							2,439,857	2,081,910

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 35	Morgan Stanley	12/20/2025	1.000	Quarterly	0.593	USD	26,000,000	(27,524)	—	—	—	(27,524)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	62,412,483	107,660,092	(100,702,684)	1,894	69,371,785	—	(3,445)	332,688	69,378,723
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	10,043,912	4,964,661	(1,449,197)	1,103,359	14,662,735	—	(53,211)	—	244,298
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	6,616,297	3,415,267	(331,922)	(177,403)	9,522,239	—	(17,482)	436,826	1,306,206
2	Variable Portfolio – U.S. Flexible Conservative Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	22,647,920	9,696,883	(1,137,208)	1,381,778	32,589,373	356,705	6,153	881,793	2,917,581
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares
	20,099,279	9,434,943	(3,024,993)	2,867,223	29,376,452	—	(44,396)	—	1,076,849
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	6,662,698	3,039,127	(263,515)	139,198	9,577,508	—	(881)	246,426	967,425
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	5,414,795	2,211,060	(465,458)	633,178	7,793,575	107,829	(18)	192,561	640,919
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	10,064,800	6,562,277	(2,318,747)	181,991	14,490,321	—	(277,675)	—	578,687
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	6,664,795	3,137,245	(273,964)	65,696	9,593,772	33,012	(528)	239,802	894,107
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	21,912,796	9,530,597	(936,242)	1,008,537	31,515,688	—	(2,309)	590,019	2,757,278
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	10,043,110	3,652,971	(1,777,617)	2,848,374	14,766,838	—	169,183	—	323,834
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	10,031,491	4,032,763	(4,281,068)	5,269,992	15,053,178	—	884,656	—	279,903
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	10,057,817	6,901,035	(1,675,784)	(759,865)	14,523,203	—	(268,520)	—	651,557
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	21,218,272	9,524,315	(877,944)	667,005	30,531,648	476,476	(3,438)	673,767	2,687,645
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	3,043,276	1,472,981	(116,311)	(17,362)	4,382,584	13,288	(299)	121,906	425,907
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	19,634,612	8,667,741	(864,583)	834,622	28,272,392	242,241	(1,617)	554,256	2,437,275
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	20,093,120	9,703,531	(2,624,677)	2,028,066	29,200,040	—	(122,722)	—	1,202,142
Total	266,661,473			18,076,283	365,223,331	1,229,551	263,451	4,270,044

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2020.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – U.S. Flexible Conservative Growth Fund | Quarterly Report 2020	3